Acquisition - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended					0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2014	Mar. 31, 2012 Pro Forma [Member]	Mar. 31, 2011 Pro Forma [Member]	Mar. 31, 2014 Developed Technology [Member]	Sep. 30, 2014 Developed Technology [Member]	Mar. 31, 2013 Developed Technology [Member]	Feb. 09, 2012 Corkery [Member]	Feb. 09, 2012 Corkery [Member]	Feb. 09, 2012 Corkery [Member] Developed Technology [Member]	Feb. 09, 2012 Corkery [Member] Developed Technology [Member]	Feb. 09, 2012 Corkery [Member] Noncompete Agreements [Member]	Feb. 09, 2012 Corkery [Member] Noncompete Agreements [Member]	Feb. 09, 2012 Corkery [Member] Vendor Relationship [Member]	Feb. 09, 2012 Corkery [Member] Vendor Relationship [Member]	Mar. 09, 2012 High Density Polyethylene (HDPE) Quality [Member]	Mar. 09, 2012 High Density Polyethylene (HDPE) Quality [Member]	Mar. 09, 2012 High Density Polyethylene (HDPE) Quality [Member] Developed Technology [Member]	Mar. 09, 2012 High Density Polyethylene (HDPE) Quality [Member] Developed Technology [Member]	Mar. 09, 2012 High Density Polyethylene (HDPE) Quality [Member] Noncompete Agreements [Member]	Mar. 09, 2012 High Density Polyethylene (HDPE) Quality [Member] Noncompete Agreements [Member]	Mar. 09, 2012 High Density Polyethylene (HDPE) Quality [Member] Customer Relationships [Member]	Mar. 09, 2012 High Density Polyethylene (HDPE) Quality [Member] Customer Relationships [Member]	Mar. 31, 2013 Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Business acquisition, cash payments		$ 4,839	$ 45,225							$ 6,225								$ 39,000
Intangible assets	110,356	109,850		110,519			40,579	40,579	40,579				769		360		2,791				2,800		1,090		10,200
Intangible assets, useful life												10 years		5 years		7 years
Goodwill	86,297	86,259	85,702	86,280							13								16,491
Estimated fair value amortized period	15 years						10 years 8 months 12 days													10 years		5 years		7 years
Business acquisitions, consideration transfered																										5,239
Business acquisitions, consideration transfered, note payable																										400
Business acquisitions, consideration transfered, contingent consideration																										1,271
Intangible asset amortization expense, net of related income taxes					1,278	1,716
Interest expense, net of related income taxes					1,101	1,177
Transaction costs			$ 2,092